Long Term Deposits and Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Long Term Deposits and Other Assets [Abstract]
Schedule of long term deposits and other assets
	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Rent deposits	418	684	99
Advertising deposits	734	269	39
Long term deposits and other assets	1152	953	138